Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
Note 12 - Income Taxes
Southwest Gas Holdings, Inc.:
The following is a summary of income before taxes and noncontrolling interest for domestic and foreign operations:

	Year ended December 31,
(Thousands of dollars)	2019	2018	2017
U.S.	$261,525	$235,120	$246,131
Foreign	11,145	8,216	12,899
Total income before income taxes	$272,670	$243,336	$259,030

Income tax expense (benefit) consists of the following:

	Year Ended December 31,
(Thousands of dollars)	2019	2018	2017
Current:
Federal	$622	$(13,476)	$(1,316)
State	(1,510)	(3,219)	2,965
Foreign	5,013	2,563	5,203
	4,125	(14,132)	6,852
Deferred:
Federal	45,593	67,784	58,443
State	8,212	8,901	1,837
Foreign	(1,907)	(869)	(2,044)
	51,898	75,816	58,236
Total income tax expense	$56,023	$61,684	$65,088

Deferred income tax expense (benefit) consists of the following significant components:

	Year Ended December 31,
(Thousands of dollars)	2019	2018	2017
Deferred federal and state:
Property-related items	$60,449	$94,899	$44,516
Purchased gas cost adjustments	3,834	(3,507)	8,500
Employee benefits	7,680	(7,334)	(2,517)
Regulatory adjustments	(11,962)	2,412	14,401
All other deferred	(7,857)	(10,041)	(5,935)
Total deferred federal and state	52,144	76,429	58,965
Deferred ITC, net	(246)	(613)	(729)
Total deferred income tax expense	$51,898	$75,816	$58,236

A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate (and the sources of these differences and the effect of each) are summarized as follows:

	Year Ended December 31,
	2019	2018	2017
U.S. federal statutory income tax rate	21.0%	21.0%	35.0%
Net state taxes	2.1	2.9	1.1
Tax credits	(0.3)	(0.3)	(0.4)
Company-owned life insurance	(1.5)	0.1	(1.6)
Change in U.S. Federal Income Tax Rate	—	—	(7.8)
Amortization of excess deferred taxes	(0.9)	—	—
All other differences	0.1	1.6	(1.2)
Consolidated effective income tax rate	20.5%	25.3%	25.1%

Deferred tax assets and liabilities consist of the following:

	December 31,
(Thousands of dollars)	2019	2018
Deferred tax assets:
Deferred income taxes for future amortization of ITC and excess deferred taxes	$105,077	$105,791
Employee benefits	37,439	39,215
Alternative minimum tax credit	4,409	21,603
Federal net operating losses	7,467	13,125
Interest rate swap	1,432	2,235
Lease-related item	21,226	—
Other	20,104	21,191
Valuation allowance	(25)	(1,132)
	197,129	202,028
Deferred tax liabilities:
Property-related items, including accelerated depreciation	732,798	678,307
Regulatory balancing accounts	9,931	6,097
Unamortized ITC	122	368
Debt-related costs	2,818	3,110
Intangibles	10,611	7,807
Lease-related item	20,386	—
Other	19,447	34,276
	796,113	729,965
Net noncurrent deferred tax liabilities	$598,984	$527,937

Net noncurrent deferred tax liabilities above at December 31, 2019 and 2018 are reflected net of $856,000 and $1.26 million of noncurrent deferred tax assets associated with the Company’s Canadian operations, which are shown separately on the Company’s Consolidated Balance Sheets.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
(Thousands of dollars)	2019	2018
Unrecognized tax benefits at beginning of year	$971	$1,430
Gross increases – tax positions in prior period	85	—
Gross decreases – tax positions in prior period	—	459
Gross increases – current period tax positions	—	—
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$1,056	$971

Southwest Gas Corporation:
The following is a summary of income before taxes:

	Year ended December 31,
(Thousands of dollars)	2019	2018	2017
Total income before income taxes	$198,144	$182,833	$219,953

 Income tax expense (benefit) consists of the following:

	Year Ended December 31,
(Thousands of dollars)	2019	2018	2017
Current:
Federal	$4,109	$(17,584)	$318
State	250	(6,783)	1,420
	4,359	(24,367)	1,738
Deferred:
Federal	29,543	58,136	60,662
State	1,071	10,222	735
	30,614	68,358	61,397
Total income tax expense	$34,973	$43,991	$63,135

Deferred income tax expense (benefit) consists of the following significant components:

	Year Ended December 31,
(Thousands of dollars)	2019	2018	2017
Deferred federal and state:
Property-related items	$34,398	$67,576	$49,129
Purchased gas cost adjustments	3,834	(3,507)	8,500
Employee benefits	6,493	2,156	(5,707)
Regulatory Adjustments	(11,962)	2,412	14,401
All other deferred	(1,903)	334	(4,197)
Total deferred federal and state	30,860	68,971	62,126
Deferred ITC, net	(246)	(613)	(729)
Total deferred income tax expense	$30,614	$68,358	$61,397

A reconciliation of the U.S. federal statutory rate to the consolidated effective tax rate (and the sources of these differences and the effect of each) are summarized as follows:

	Year Ended December 31,
	2019	2018	2017
U.S. federal statutory income tax rate	21.0%	21.0%	35.0%
Net state taxes	0.7	2.1	0.6
Tax credits	(0.4)	(0.4)	(0.4)
Company-owned life insurance	(1.9)	0.3	(1.7)
Change in U.S. Federal Income Tax Rate	—	—	(3.6)
Amortization of excess deferred taxes	(1.2)	—	—
All other differences	(0.5)	1.1	(1.2)
Effective income tax rate	17.7%	24.1%	28.7%

Deferred tax assets and liabilities consist of the following:

	December 31,
(Thousands of dollars)	2019	2018
Deferred income taxes for future amortization of ITC and excess deferred taxes	$105,077	$105,791
Employee benefits	13,574	17,337
Alternative minimum tax credit	4,409	21,603
Federal net operating losses	—	4,557
Interest rate swap	1,432	2,235
Other	10,761	13,362
Valuation allowance	(25)	(37)
	135,228	164,848
Deferred tax liabilities:
Property-related items, including accelerated depreciation	644,046	614,205
Regulatory balancing accounts	9,931	6,097
Unamortized ITC	122	368
Debt-related costs	2,818	3,110
Other	17,361	31,526
	674,278	655,306
Net deferred tax liabilities	$539,050	$490,458

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	December 31,
(Thousands of dollars)	2019	2018
Unrecognized tax benefits at beginning of year	$971	$1,069
Gross increases – tax positions in prior period	85	—
Gross decreases – tax positions in prior period	—	98
Gross increases – current period tax positions	—	—
Gross decreases – current period tax positions	—	—
Settlements	—	—
Lapse in statute of limitations	—	—
Unrecognized tax benefits at end of year	$1,056	$971

In assessing whether uncertain tax positions should be recognized in its financial statements, management first determines whether it is more-likely-than-not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluations of whether a tax position has met the more-likely-than-not recognition threshold, management presumes that the position will be examined by the appropriate taxing authority that would have full knowledge of all relevant information. For tax positions that meet the more-likely-than-not recognition threshold, management measures the amount of benefit recognized in the financial statements at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. Unrecognized tax benefits are recognized in the first financial reporting period in which information becomes available indicating that such benefits will more-likely-than-not be realized. For each reporting period, management applies a consistent methodology to measure unrecognized tax benefits, and all unrecognized tax benefits are reviewed periodically and adjusted as circumstances warrant. Measurement of unrecognized tax benefits is based on management’s assessment of all relevant information, including prior audit experience, the status of audits, conclusions of tax audits, lapsing of applicable statutes of limitation, identification of new issues, and any administrative guidance or developments.
At December 31, 2019, the total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate was $1 million individually for both the Company and Southwest. No significant increases or decreases in unrecognized tax benefit are expected within the next 12 months.
The Company and Southwest recognize interest expense and income and penalties related to income tax matters in income tax expense. There was no tax-related interest income for 2019, 2018, and 2017.
The Company’s regulated operations accounting for income taxes is impacted by the FASB’s ASC 980 – Regulated Operations. Reductions in accumulated deferred income tax balances due to the reduction in the corporate income tax rates to 21% under the provisions of the Tax Cuts and Jobs Act (“TCJA”), enacted in December 2017, may result in a refund of excess deferred taxes to customers, generally through reductions in future rates. The TCJA included provisions that stipulate how these excess deferred taxes may be passed back to customers for certain accelerated tax depreciation benefits. Potential refunds of other deferred taxes will be determined in conjunction with appropriate regulatory commissions. Southwest began refunding excess deferred taxes to Nevada customers starting in January 2019. The December 31, 2019 Consolidated Balance Sheets of Southwest and the Company reflect the impact of the TCJA with a balance of the regulatory liability for accumulated deferred income taxes of $453 million.
The Company and its subsidiaries file a consolidated federal income tax return in the U.S. and in various states, as well as separate returns in Canada. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or Canadian income tax examinations for years before 2015.
The Company and each of its subsidiaries, including Southwest, participate in a tax sharing agreement to establish the method for allocating tax benefits and losses among members of the consolidated group. The consolidated federal income tax is apportioned among the subsidiaries using a separate return method.
At December 31, 2019, the Company has a federal net operating loss carryforward of $36 million which may be carried forward indefinitely. The Company also has general business credits of $6.0 million, which begin to expire in 2035. The Company has net capital loss carryforwards of $107,000, which will begin to expire in 2020. At December 31, 2019, the Company has an income tax net operating loss carryforward related to Canadian operations of $5.6 million, which begins to expire in 2034.
Management intends to continue to permanently reinvest any future foreign earnings in Canada.